Disposal of assets and other changes in organizational structure (Tables)	6 Months Ended
Jun. 30, 2021
Disposal Of Assets And Other Changes In Organizational Structure [Abstract]
The major classes of assets and related liabilities classified as held for sale are shown in the following table:

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					06.30.2021	12.31.2020
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	1	−	−	−	1	14
Trade receivables	-	−	−	−	-	24
Inventories	-	274	−	−	274	4
Investments	-	−	−	2,264	2,264	68
Property, plant and equipment	770	1,256	40	−	2,066	640
Others	-	6	−	−	6	35
Total	771	1,536	40	2,264	4,611	785
Liabilities on assets classified as held for sale
Trade payables	-	-	-	-	-	22
Finance debt	-	-	-	1	1	13
Provision for decommissioning costs	960	-	-	-	960	640
Others	-	-	-	-	-	10
Total	960	−	−	1	961	685

The most significant progress under the divestment process is describe below:

The most significant progress under the divestment process is describe below:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of E&P assets in the state of Espírito Santo (Polo Peroá).	OP Energy e DBO Energy	January 2021	13	a
Sale of the Company’s entire interest in nine onshore fields, called Miranda group, in the in the state of Bahia.	Miranga S.A. (structured entity), subsidiary of PetroRecôncavo S.A.	February 2021	135	b
Sale of shares of the company that will hold the Landulpho Alves Refinery (RLAM) and its associated logistics assets, in the state of Bahia	MC Brazil Downstream Participações, a company of the Mubadala Capital group	March 2021	1,650	c
Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A.	April 2021	12 (R$ 68 million)	d
Sale of the entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, located in the state of Alagoas.	Petromais Global Exploração e Produção S.A.	June 2021	300	e
Sale of the Company’s remaining 37.5% interest in BR Distribuidora	Several	June 2021	2,271 (R$ 11,358 million)	f
(*)	Only amounts considered at the signing of the transaction.

Closed transactions

23.2.	Closed transactions in the six-month period ended June 30, 2021
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/(loss) (**)	Further information
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV.	PetroRio	November 2019 (S) February 2021 (C)	44	88	a
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).	DISA Corporación Petrolífera S.A.	August 2020 (S) February 2021 (C)	68	(3)	b
Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).	RP Participações em Biocombustíveis S.A	December 2020 (S) February 2021 (C)	47 (R$ 253 million)	(1)	c
Sale of the Company’s 49% interest in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants.	V2I Transmissão de Energia Elétrica S.A.	December 2020 (S) April 2021 (C)	26 (R$ 145 million)	19	d
Sale of the Company’s remaining 10% interest in NTS	Nova Infraestrutura Gasodutos Participações S.A.	April 2021 (S) April 2021 (C)	277 (R$ 1,539 million)	109	e
Sale of the Company’s 51% interest in company Eólica Mangue Seco 2, a wind power generation plant.	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)	February 2021 (S) May 2021 (C)	6 (R$ 34 million)	4	f
			468	216
(*)	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years and advances referring to operations not completed.
(**)	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

In the six-month periods ended June 30, 2021 and 2020, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

In the six-month periods ended June 30, 2021 and 2020, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Jan-Jun/2021
PUDSA	62	(15)	47
Total	62	(15)	47
Jan-Jun/2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Total	276	−	276